Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 10, 2011
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 10, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Managed Futures Strategy Fund (Prospectus Summary): | Managed Futures Strategy Fund
Managed Futures Strategy Fund

RYDEX SERIES FUNDS

Long/Short Commodities Strategy Fund
Managed Futures Strategy Fund

Supplement dated June 10, 2011
to each currently effective Prospectus for the Funds listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Rydex Series Funds listed above (the ���Funds���) and should be read in conjunction with the Funds��� Prospectuses.

At a meeting of the Board of Trustees of Rydex Series Funds held on May 25, 2011, and at the recommendation of Security Investors, LLC, the investment adviser to the Funds, the Board approved revised investment objectives for the Funds. As revised, each Fund will no longer seek to track the performance of a specified underlying index or benchmark. The revised investment objectives, which are set forth below, will become effective on July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust.

The discussion of the Funds��� principal investment strategies under ���Principal Investment Strategies��� in each Fund���s Summary section and the information in the ���More Information About the Trust and the Funds ��� Investment Objectives��� and ���More Information About the Trust and the Funds ��� Investment Strategies��� sections, among others, also will be revised, as described below, to reflect the revised investment objectives.

REVISIONS TO FUND SUMMARY INFORMATION

 ������ �����������  �� Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the ���Tracking Error Risk��� disclosure included in each Fund���s ���Principal Risks��� section is deleted in its entirety.

 ������

 ������ �����������  �� Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the current descriptions under the headings ���Investment Objective��� and ���Principal Investment Strategies��� in each Fund���s ���Fund Summary��� section are replaced in their entirety by the corresponding descriptions set forth below.

 ����

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALT-SUP1-0511x0512

Investment Objective
Principal Investment Strategies

The Fund���s investment methodology is based primarily on the Standard and Poor���s Diversified Trends Indicator �� , a systematic rules-based trend-following strategy. It represents a composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current strategy components consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g. , interest rates and currencies, and 50% to physical commodities, e.g. , energy and metals. Within the strategy���s allocations, contracts are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their moving averages.

 The Fund will seek to gain exposure to the composite of commodity and financial futures by investing in: commodity futures, options, and options on futures; exchange-traded funds (���ETFs���); other pooled investment vehicles that provide exposure to the commodities and financial futures markets; commodity, currency, and financial-linked instruments ( e.g. , structured notes and swap agreements); and common stock. Certain of the Fund���s derivatives investments may be traded in the over-the-counter (���OTC���) market. The Fund also intends to enter into short sales and invest in short positions of certain investments. On certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the ���Subsidiary���). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

 ������

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
Managed Futures Strategy Fund (Prospectus Summary): | Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managed Futures Strategy Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Long/Short Commodities Strategy Fund
Managed Futures Strategy Fund

Supplement dated June 10, 2011
to each currently effective Prospectus for the Funds listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Rydex Series Funds listed above (the ���Funds���) and should be read in conjunction with the Funds��� Prospectuses.

At a meeting of the Board of Trustees of Rydex Series Funds held on May 25, 2011, and at the recommendation of Security Investors, LLC, the investment adviser to the Funds, the Board approved revised investment objectives for the Funds. As revised, each Fund will no longer seek to track the performance of a specified underlying index or benchmark. The revised investment objectives, which are set forth below, will become effective on July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust.

The discussion of the Funds��� principal investment strategies under ���Principal Investment Strategies��� in each Fund���s Summary section and the information in the ���More Information About the Trust and the Funds ��� Investment Objectives��� and ���More Information About the Trust and the Funds ��� Investment Strategies��� sections, among others, also will be revised, as described below, to reflect the revised investment objectives.

REVISIONS TO FUND SUMMARY INFORMATION

 ������ �����������  �� Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the ���Tracking Error Risk��� disclosure included in each Fund���s ���Principal Risks��� section is deleted in its entirety.

 ������

 ������ �����������  �� Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the current descriptions under the headings ���Investment Objective��� and ���Principal Investment Strategies��� in each Fund���s ���Fund Summary��� section are replaced in their entirety by the corresponding descriptions set forth below.

 ����

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALT-SUP1-0511x0512

Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund���s investment methodology is based primarily on the Standard and Poor���s Diversified Trends Indicator �� , a systematic rules-based trend-following strategy. It represents a composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current strategy components consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g. , interest rates and currencies, and 50% to physical commodities, e.g. , energy and metals. Within the strategy���s allocations, contracts are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their moving averages.

 The Fund will seek to gain exposure to the composite of commodity and financial futures by investing in: commodity futures, options, and options on futures; exchange-traded funds (���ETFs���); other pooled investment vehicles that provide exposure to the commodities and financial futures markets; commodity, currency, and financial-linked instruments ( e.g. , structured notes and swap agreements); and common stock. Certain of the Fund���s derivatives investments may be traded in the over-the-counter (���OTC���) market. The Fund also intends to enter into short sales and invest in short positions of certain investments. On certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the ���Subsidiary���). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

 ������

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Managed Futures Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMFX
Managed Futures Strategy Fund | A-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMTX
Managed Futures Strategy Fund | C-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMZX
Managed Futures Strategy Fund | Y-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYYMX
Managed Futures Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIFX

Long/Short Commodities Strategy Fund (Prospectus Summary): | Long/Short Commodities Strategy Fund
Long/Short Commodities Strategy Fund

RYDEX SERIES FUNDS

Long/Short Commodities Strategy Fund
Managed Futures Strategy Fund

Supplement dated June 10, 2011
to each currently effective Prospectus for the Funds listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Rydex Series Funds listed above (the ���Funds���) and should be read in conjunction with the Funds��� Prospectuses.

At a meeting of the Board of Trustees of Rydex Series Funds held on May 25, 2011, and at the recommendation of Security Investors, LLC, the investment adviser to the Funds, the Board approved revised investment objectives for the Funds. As revised, each Fund will no longer seek to track the performance of a specified underlying index or benchmark. The revised investment objectives, which are set forth below, will become effective on July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust.

The discussion of the Funds��� principal investment strategies under ���Principal Investment Strategies��� in each Fund���s Summary section and the information in the ���More Information About the Trust and the Funds ��� Investment Objectives��� and ���More Information About the Trust and the Funds ��� Investment Strategies��� sections, among others, also will be revised, as described below, to reflect the revised investment objectives.

REVISIONS TO FUND SUMMARY INFORMATION

 ������ �����������  �� Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the ���Tracking Error Risk��� disclosure included in each Fund���s ���Principal Risks��� section is deleted in its entirety.

 ������

 ������ �����������  �� Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the current descriptions under the headings ���Investment Objective��� and ���Principal Investment Strategies��� in each Fund���s ���Fund Summary��� section are replaced in their entirety by the corresponding descriptions set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALT-SUP1-0511x0512

Investment Objective
The Long/Short Commodities Strategy Fund (the ���Fund���) seeks to achieve positive total returns with less volatility than the broad commodity markets.
Principal Investment Strategies

The Fund���s investment methodology is based on a systematic rules-based momentum strategy that was developed through extensive quantitative research. The methodology examines commodity price trends and the consistency of those trends in a limited number of commodity constituents as well as the volatility of the portfolio. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCI��� Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). The strategy can be long up to seven top-performing constituents and short up to seven of the worst performing constituents.

 ������

The Fund will seek to gain exposure to the commodity constituents by investing in: commodity futures, options, and options on futures; exchange-traded funds (���ETFs���); exchange-traded notes (���ETNs���); other pooled investment vehicles that provide exposure to the commodities markets; commodity-linked instruments ( e.g. , structured notes and swap agreements); and common stock. Certain of the Fund���s derivatives investments may be traded in the over-the-counter (���OTC���) market. The Fund also intends to enter into short sales and invest in short positions of certain investments. On certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the ���Subsidiary���). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
Long/Short Commodities Strategy Fund (Prospectus Summary): | Long/Short Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Long/Short Commodities Strategy Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Long/Short Commodities Strategy Fund
Managed Futures Strategy Fund

Supplement dated June 10, 2011
to each currently effective Prospectus for the Funds listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Rydex Series Funds listed above (the ���Funds���) and should be read in conjunction with the Funds��� Prospectuses.

At a meeting of the Board of Trustees of Rydex Series Funds held on May 25, 2011, and at the recommendation of Security Investors, LLC, the investment adviser to the Funds, the Board approved revised investment objectives for the Funds. As revised, each Fund will no longer seek to track the performance of a specified underlying index or benchmark. The revised investment objectives, which are set forth below, will become effective on July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust.

The discussion of the Funds��� principal investment strategies under ���Principal Investment Strategies��� in each Fund���s Summary section and the information in the ���More Information About the Trust and the Funds ��� Investment Objectives��� and ���More Information About the Trust and the Funds ��� Investment Strategies��� sections, among others, also will be revised, as described below, to reflect the revised investment objectives.

REVISIONS TO FUND SUMMARY INFORMATION

 ������ �����������  �� Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the ���Tracking Error Risk��� disclosure included in each Fund���s ���Principal Risks��� section is deleted in its entirety.

 ������

 ������ �����������  �� Effective July 11, 2011 or on a subsequent date deemed appropriate by the officers of the Trust, the current descriptions under the headings ���Investment Objective��� and ���Principal Investment Strategies��� in each Fund���s ���Fund Summary��� section are replaced in their entirety by the corresponding descriptions set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ALT-SUP1-0511x0512

Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Long/Short Commodities Strategy Fund (the ���Fund���) seeks to achieve positive total returns with less volatility than the broad commodity markets.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund���s investment methodology is based on a systematic rules-based momentum strategy that was developed through extensive quantitative research. The methodology examines commodity price trends and the consistency of those trends in a limited number of commodity constituents as well as the volatility of the portfolio. The commodity constituents are drawn from a limited investment universe of 14 components of the S&P GSCI��� Excess Return Index (Aluminum, Brent Crude, Copper, Corn, Crude Oil, Gold, Heating Oil, Lead, Natural Gas, Nickel, Silver, Soybeans, Unleaded Gasoline, and Wheat). The strategy can be long up to seven top-performing constituents and short up to seven of the worst performing constituents.

 ������

The Fund will seek to gain exposure to the commodity constituents by investing in: commodity futures, options, and options on futures; exchange-traded funds (���ETFs���); exchange-traded notes (���ETNs���); other pooled investment vehicles that provide exposure to the commodities markets; commodity-linked instruments ( e.g. , structured notes and swap agreements); and common stock. Certain of the Fund���s derivatives investments may be traded in the over-the-counter (���OTC���) market. The Fund also intends to enter into short sales and invest in short positions of certain investments. On certain occasions, the Fund may employ leveraging techniques through the use of derivatives. On a day-to-day basis, the Fund may hold U.S. Government securities, short-term, high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the ���Subsidiary���). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Long/Short Commodities Strategy Fund | A-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLBX
Long/Short Commodities Strategy Fund | C-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLEX
Long/Short Commodities Strategy Fund | H-Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLFX
Long/Short Commodities Strategy Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYITX
Long/Short Commodities Strategy Fund | Y-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYYSX

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011